Bonds and Borrowings -Summary of breakdown of lease liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liabilities		¥ 47,085
Lease liabilities (excluding the current portion)		108,514
Total	5,713	¥ 155,599
Average Interest Rate		1.30%
Lease Liabilities Current [Member]
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liabilities	¥ 1,662
Average Interest Rate	1.53%
Lease Liabilities Non Current [Member]
Disclosure Of Lease Liabilities [Line Items]
Lease liabilities (excluding the current portion)	¥ 4,051
Average Interest Rate	1.15%
Bottom of range [member] | Lease Liabilities Current [Member]
Disclosure Of Lease Liabilities [Line Items]
Maturity	April 20, 2019
Bottom of range [member] | Lease Liabilities Non Current [Member]
Disclosure Of Lease Liabilities [Line Items]
Maturity	April 13, 2020
Top of range [member] | Lease Liabilities Current [Member]
Disclosure Of Lease Liabilities [Line Items]
Maturity	March 24, 2020
Top of range [member] | Lease Liabilities Non Current [Member]
Disclosure Of Lease Liabilities [Line Items]
Maturity	March 31, 2029